Schedule II - Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2013
SEC Schedule Article 12-09 Valuation And Qualifying Accounts [Abstract]
Schedule Of Valuation And Qualifying Accounts Disclosure [Text Block]
SCHEDULE II
UNITED TECHNOLOGIES CORPORATION AND SUBSIDIARIES
Valuation and Qualifying Accounts
Three years ended December 31, 2013
(Millions of Dollars)

Allowances for Doubtful Accounts and Other Customer Financing Activity:
Balance December 31, 2010	$448
Provision charged to income	88
Doubtful accounts written off (net)	(38)
Other adjustments	(42)
Balance December 31, 2011	456
Provision charged to income	72
Doubtful accounts written off (net)	(23)
Other adjustments	12
Balance December 31, 2012	517
Provision charged to income	74
Doubtful accounts written off (net)	(68)
Other adjustments	20
Balance December 31, 2013	$543
Future Income Tax Benefits—Valuation allowance:
Balance December 31, 2010	$911
Additions charged to income tax expense	130
Reductions credited to income tax expense	(27)
Other adjustments	(37)
Balance December 31, 2011	977
Additions charged to income tax expense	124
Additions charged to goodwill, due to acquisitions	71
Reductions credited to income tax expense	(245)
Other adjustments	(23)
Balance December 31, 2012	904
Additions charged to income tax expense	134
Additions charged to goodwill, due to acquisitions	12
Reductions credited to income tax expense	(52)
Other adjustments	(56)
Balance December 31, 2013	$942

Schedule Of Valuation And Qualifying Accounts Disclosure [Table Text Block]

Allowances for Doubtful Accounts and Other Customer Financing Activity:
Balance December 31, 2010	$448
Provision charged to income	88
Doubtful accounts written off (net)	(38)
Other adjustments	(42)
Balance December 31, 2011	456
Provision charged to income	72
Doubtful accounts written off (net)	(23)
Other adjustments	12
Balance December 31, 2012	517
Provision charged to income	74
Doubtful accounts written off (net)	(68)
Other adjustments	20
Balance December 31, 2013	$543
Future Income Tax Benefits—Valuation allowance:
Balance December 31, 2010	$911
Additions charged to income tax expense	130
Reductions credited to income tax expense	(27)
Other adjustments	(37)
Balance December 31, 2011	977
Additions charged to income tax expense	124
Additions charged to goodwill, due to acquisitions	71
Reductions credited to income tax expense	(245)
Other adjustments	(23)
Balance December 31, 2012	904
Additions charged to income tax expense	134
Additions charged to goodwill, due to acquisitions	12
Reductions credited to income tax expense	(52)
Other adjustments	(56)
Balance December 31, 2013	$942